(Loss)/earnings per share	12 Months Ended
Jun. 30, 2022
(Loss)/earnings per share
(Loss)/earnings per share

12 (Loss)/earnings per share

(a) Basic (loss)/earnings per share

The calculation of basic (loss)/earnings per share has been based on the following (loss)/profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

(i) (Loss)/profit attributable to ordinary shareholders (basic):

	For the year ended June 30, 2020
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Loss attributable to the equity shareholders of the Company	(132,222)	(130,045)	(262,267)
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	25,988	7,306	33,294

Loss used to determine basic earnings per share	(106,234)	(122,739)	(228,973)

	For the year ended June 30, 2021
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Loss attributable to the equity shareholders of the Company	(1,415,010)	—	(1,415,010)
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	116,929	—	116,929

Loss used to determine basic earnings per share	(1,298,081)	—	(1,298,081)

	For the year ended June 30, 2022
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Profit attributable to the equity shareholders of the Company	638,170	—	638,170
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	(1,576)	—	(1,576)

Profit used to determine basic earnings per share	636,594	—	636,594

The unvested restricted shares granted to employees under the 2018 and 2020 Share Award Scheme (see Note 32) are entitled to non-forfeitable dividends during the vesting period. For the purpose of calculating basic loss per share, the numerators are thus be adjusted for the undistributed earnings attributed to these unvested shares in accordance with their participating rights, which have not been recognized in profit or loss.

(ii) Weighted-average number of ordinary shares (basic):

The Company was incorporated on January 7, 2020 as part of the Reorganization (see Note 1.2). For the purpose of calculating basic loss per share for the year ended June 30, 2020, the number of ordinary shares outstanding of 865,591,398 used in the calculation, which excludes treasury shares of 111,043,373 shares (see Note 31(a)), has been retroactively adjusted to reflect the issuance of ordinary shares by the Company in connection with the incorporation of the Company and the Reorganization as if these events had occurred at the beginning of the earliest period presented.

As of June 30, 2020, the vesting requirements of the restricted shares under the 2018 and 2020 Share Aware Scheme (see Note 32) have not been satisfied. Therefore, the effect of such shares has not been taken into account in the calculation of basic loss per share for the year ended June 30, 2020.

The weighted average number of ordinary shares of 1,104,371,475 and 1,205,527,348 in issue for the years ended June 30, 2021 and 2022, respectively, were calculated as follows:

	For the year ended June 30,
	2021	2022
	Number of shares	Number of shares
Issued ordinary share at July 1, 2020 and 2021	865,591,398	1,204,860,715
Effect of shares issued upon IPO and exercise of the over-allotment option (Note 31(a)(iii))	90,911,146	—
Effect of shares converted from Series A preferred shares (Note 31(a)(iv))	83,495,097	—
Effect of shares released from share award scheme and option plan (Note 32)	64,373,834	2,369,454
Effect of repurchase of shares (Note 31(b)(v))	—	(1,702,821)

Weighted average number of ordinary shares	1,104,371,475	1,205,527,348

(b) Diluted (loss)/earnings per share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potential dilutive ordinary shares.

There was no difference between basic and diluted loss per share during the year ended June 30, 2020 as (i) the unvested restricted shares granted to employees (see Note 32(a)) and the redeemable shares with other preferential rights issued by the Company (see Note 30) were not potential dilutive ordinary shares as they could not be vested or be converted into ordinary shares until the Company completes a qualified initial public offering; (ii) the effect of share options granted to employees (see Note 32(b)) would be anti-dilutive.

There was no difference between basic and diluted loss per share during the year ended June 30, 2021 as the effect of the restricted shares granted to employees (see Note 32(a)) and share options granted to employees (see Note 32(b)) would be anti-dilutive.

During the year ended June 30, 2022, the calculation of diluted earnings per share was based on the profit attributable to ordinary equity shareholders of the Company of RMB638,170,000 and the weighted average number of ordinary shares of 1,216,637,439 shares, after adjusting by the dilutive effect of share award scheme and option plan, calculated as follows:

For the year ended
June 30, 2022
Number of shares
Weighted average number of ordinary shares, basic	1,205,527,348
Dilutive effect of share award scheme and option plan (Note 32)	11,110,091

Weighted average number of ordinary shares, diluted	1,216,637,439